Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

	December 31, 2025	December 31, 2024

Trade accounts receivable	$3,786,213	$4,220,194
Less: Allowance for expected credit losses	(332,334)	(360,701)
Total accounts receivable, net	$3,453,879	$3,859,493

Schedule of allowance for expected credit losses

	December 31, 2025	December 31, 2024	December 31, 2023

Beginning balance	$360,701	$—	$—
Addition	74,175	—	—
Reversal	(117,141)	—	—
Foreign exchange adjustment	14,599	—	—
Acquisition	—	360,701	—
Ending balance	$332,334	$360,701	$—